UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22225
Robeco-Sage Multi-Strategy TEI Institutional Fund, L.L.C.
(Exact name of registrant as specified in charter)

909 Third Avenue
32nd Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)
SEI Investments Global Fund Services
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-242-5742
Date of fiscal year end: March 31
Date of reporting period: June 30, 2011

Item 1. Schedule of Investments
ROBECO-SAGE MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.L.C.
Quarterly Report (unaudited)
June 30, 2011

Robeco-Sage Multi-Strategy TEI Institutional Fund, L.L.C.
Schedule of Investments (unaudited)
June 30, 2011
Robeco-Sage Multi-Strategy TEI Institutional Fund, L.L.C. (the “Fund”) invests substantially all of its assets in Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C. (the “Master Fund”). As of June 30, 2011, the Fund owned 30.1% of the Master Fund. The Master Fund’s schedule of investments in Portfolio Funds is listed below.

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**

Long/Short Equity:
Artha Emerging Markets Fund, Ltd.	$3,700,000	$3,739,815	2.80%	Quarterly
Clovis Capital Partners, Ltd.	4,750,000	4,918,719	3.68%	Quarterly
Cobalt Offshore Fund Limited	4,300,000	5,175,103	3.87%	Quarterly
Criterion Horizons Offshore, Ltd.	5,328,482	5,507,404	4.12%	Monthly
Henderson Asia Pacific Absolute Return Fund Limited	3,070,175	3,010,973	2.25%	Monthly
Highbridge Long/Short Equity Fund, Ltd.	4,800,000	4,737,036	3.54%	Quarterly
Highline Capital International, Ltd.	2,831,633	3,396,918	2.54%	Quarterly
JHL Capital Group Fund Ltd.	2,800,000	2,788,905	2.09%	Quarterly
Kylin Offshore Fund, Ltd.	4,400,000	4,830,572	3.61%	Quarterly
Lakewood Capital Offshore Fund, Ltd.	4,000,000	4,074,123	3.05%	Quarterly
Pennant Windward Fund, Ltd.	5,416,547	6,459,303	4.83%	Quarterly
PFM Diversified Offshore Fund, Ltd.	5,200,000	6,015,117	4.50%	Quarterly

Total Long/Short Equity	50,596,837	54,653,988	40.88%

Event Driven:
Altima Global Special Situations Fund, Ltd.	1,716,440	2,147,423	1.61%	Monthly
BHR Offshore Fund, Ltd.	2,700,000	3,291,139	2.46%	Quarterly
Elliott International, Ltd.	3,500,000	6,226,772	4.66%	Quarterly
Empyrean Capital Overseas Fund, Ltd.	3,900,000	3,847,224	2.88%	Quarterly
Eton Park Overseas Fund, Ltd.	2,028,039	2,789,237	2.09%	Annually
Fir Tree International Value Fund II, Ltd.	3,592,712	4,687,694	3.51%	Quarterly
Luxor Capital Partners Offshore, Ltd.	4,300,000	4,451,278	3.33%	Quarterly
Magnetar Capital Fund, Ltd.	728,031	699,808	0.52%	†
Montrica Global Opportunities Fund	149,794	117,492	0.09%	‡
Octavian Offshore Fund, Ltd.	449,855	333,117	0.25%	‡
Owl Creek Overseas Fund, Ltd.	3,650,000	4,006,334	3.00%	Quarterly
Perry Partners International, Inc.	154,969	194,708	0.14%	‡
York European Opportunities Unit Trust Ltd.	3,550,000	3,556,127	2.66%	Quarterly

Total Event Driven	30,419,840	36,348,353	27.20%

Robeco-Sage Multi-Strategy TEI Institutional Fund, L.L.C.
Schedule of Investments (unaudited) (continued)
June 30, 2011

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**

Macro:
Brevan Howard Emerging Markets Strategies Fund Limited	$1,670,971	$2,014,324	1.51%	Monthly
Brevan Howard Fund Limited	2,137,500	2,486,498	1.86%	Monthly
GLG Emerging Markets Fund	3,000,000	2,962,796	2.21%	Monthly
WCG Offshore Fund, Ltd.	220,689	237,951	0.18%	Quarterly
Wexford Offshore Spectrum Fund	40,952	56,295	0.04%	‡
Woodbine Capital Fund, Ltd.	3,700,000	3,873,123	2.90%	Quarterly

Total Macro	10,770,112	11,630,987	8.70%

Distressed:
Anchorage Capital Partners Offshore, Ltd.	280,097	392,057	0.29%	Annually
Credit Distressed Blue Line Offshore Fund, Ltd.	1,741,073	2,081,225	1.56%	Quarterly
Greywolf Capital Overseas Fund	66,602	39,922	0.03%	‡
Redwood Offshore Fund, Ltd.	3,460,000	5,796,555	4.34%	Bi-Annually
York Credit Opportunities Unit Trust	1,500,000	1,972,395	1.47%	Semi-Annually

Total Distressed	7,047,772	10,282,154	7.69%

Fixed Income Relative Value:
Pelagus Capital Fund, Inc.	3,200,000	3,347,446	2.51%	Monthly
QFR Victoria Fund, Ltd.	2,600,000	2,593,759	1.94%	Quarterly
The Drake Absolute Return Fund, Ltd.	242,665	189,630	0.14%	†

Total Fixed Income Relative Value	6,042,665	6,130,835	4.59%

Convertible Arbitrage:
Linden International Ltd.	4,400,000	4,653,883	3.48%	Quarterly

Structured Credit:
Cerberus International SPV, Ltd.	2,855,993	2,780,709	2.08%	†
Dune Capital International, Ltd.	184,327	65,808	0.05%	†
Fortress Value Recovery Fund I Ltd.	99,823	35,163	0.03%	‡
Sorin Offshore Fund, Ltd.	20,303	25,566	0.02%	†

Total Structured Credit	3,160,446	2,907,246	2.18%

Multi-Strategy Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund	242,357	228,564	0.17%	‡
Broad Peak Fund, Ltd.	902,427	763,446	0.57%	Quarterly

Total Multi-Strategy Relative Value	1,144,784	992,010	0.74%

Robeco-Sage Multi-Strategy TEI Institutional Fund, L.L.C.
Schedule of Investments (unaudited) (continued)
June 30, 2011

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**

Fundamental Market Neutral:
Level Global, Ltd.	$32,836	$34,540	0.02%	†

Total Portfolio Funds	113,615,292	127,633,996	95.48%

Cash & Cash Equivalents:
SEI Daily Income Trust Treasury Fund, Cl A, 0.01%(1)	2,752,207	2,752,207	2.06%	Daily

Total Cash & Cash Equivalents	2,752,207	2,752,207	2.06%

Total Investments	$116,367,499	$130,386,203	97.54%

*	Percentages are based on Members’ Capital at the end of period of $133,680,841.

**	Liquidity terms shown apply after lock-up provisions.

†	Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be estimated.

‡	The Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. Final distribution dates cannot be estimated.

(1)	The rate shown is the 7-day effective yield as of June 30, 2011.
At June 30, 2011, the aggregate cost of investments for tax purposes was $113,615,292. Net unrealized appreciation on investments for tax purposes was $14,018,704 consisting of $14,916,401 of gross unrealized appreciation and $(897,697) of gross unrealized depreciation.
The investments in Portfolio Funds shown above, representing 95.48% of Members’ Capital, have been fair valued.

Robeco-Sage Multi-Strategy TEI Institutional Fund, L.L.C.
Schedule of Investments (unaudited) (continued)
June 30, 2011
The following table summarizes the valuation of the Master Fund’s investments under ASC 820 fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Investments by investment strategy:
Long/Short Equity	$—	$36,401,200	$18,252,788	$54,653,988
Event Driven	—	19,077,572	17,270,781	36,348,353
Macro	—	8,379,425	3,251,562	11,630,987
Distressed	—	2,091,308	8,190,846	10,282,154
Fixed Income Relative Value	—	3,347,446	2,783,389	6,130,835
Convertible Arbitrage	—	2,326,941	2,326,942	4,653,883
Structured Credit	—	—	2,907,246	2,907,246
Multi-Strategy Relative Value	—	42,931	949,079	992,010
Fundamental Market Neutral	—	—	34,540	34,540

Total investments by investment strategy	—	71,666,823	55,967,173	127,633,996

Cash & Cash Equivalents	2,752,207	—	—	2,752,207

Total	$2,752,207	$71,666,823	$55,967,173	$130,386,203

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Change in
			unrealized		Net transfers
Investments by Investment	Balance as of	Realized	appreciation/	Net purchases/	in/(out) of	Balance as of
Strategy	3/31/11	gain/(loss)	(depreciation)	(sales)	Level 3	6/30/11

Long/Short Equity	$12,248,753	$—	$19,717	$6,300,000	$(315,682)	$18,252,788
Event Driven	21,575,532	68,331	(97,934)	(183,847)	(4,091,301)	17,270,781
Macro	4,173,619	658	13,597	(16,691)	(919,621)	3,251,562
Distressed	8,801,613	56,068	13,287	360,490	(1,040,612)	8,190,846
Fixed Income Relative Value	2,720,302	(2,043)	71,895	(6,765)	—	2,783,389
Convertible Arbitrage	3,121,347	—	(77,535)	300,000	(1,016,870)	2,326,942
Structured Credit	3,040,005	(20,998)	140,308	(252,069)	—	2,907,246
Multi-Strategy Relative Value	985,771	—	(36,692)	—	—	949,079
Fundamental Market Neutral	34,721	22	1,113	(1,316)	—	34,540

Total	$56,701,663	$102,038	$47,756	$6,499,802	$(7,384,086)	$55,967,173

Robeco-Sage Multi-Strategy TEI Institutional Fund, L.L.C.
Schedule of Investments (unaudited) (concluded)
June 30, 2011

The amount of gains/(losses) included in
gain/(loss) attributable to the change in
unrealized gains/(losses) relating to assets
still held at 6/30/11
Long/Short Equity	$19,717
Event Driven	(97,934)
Macro	13,597
Distressed	13,287
Fixed Income Relative Value	71,895
Convertible Arbitrage	(77,535)
Structured Credit	140,308
Multi-Strategy Relative Value	(36,692)
Fundamental Market Neutral	1,113

$47,756

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. The net Level 3 transfers in/(out) noted above are due to a change in liquidity of the underlying Portfolio Funds between the measurement dates. The Master Fund did not have any transfers between Level 1 and Level 2 during the period ended June 30, 2011.
In accordance with a 2009 amendment to the Topic 820 of the Financial Accounting Standards Board codification, if a reporting entity has the ability to redeem its investment in a Portfolio Fund at the measurement date or within the near-term then the investment is deemed to be a Level 2 investment.
For information regarding the Master Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund’s most recent annual financial statements.

Item 2. Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Robeco-Sage Multi-Strategy TEI Institutional Fund, L.L.C.

By (Signature and Title)*	/s/ Timothy J. Stewart Timothy J. Stewart
Chief Executive Officer

Date: August 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy J. Stewart Timothy J. Stewart
Chief Executive Officer

Date: August 26, 2011

By (Signature and Title)*	/s/ Matthew J. Davis Matthew J. Davis
Chief Financial Officer

Date: August 26, 2011

*	Print the name and title of each signing officer under his or her signature.